Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLAN
The Company recorded compensation expense related to the share awards and share options of $15.9 million for the year ended December 31, 2019 ($19.5 million for the year ended December 31, 2018).
Share Awards

The weighted average fair value of share awards granted during the year ended December 31, 2019 was $2.63 per restricted and performance award (December 31, 2018 - $4.04).

The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2017	2,028	2,253	4,281
Granted	2,793	2,591	5,384
Assumed on corporate acquisition (2)	302	257	559
Vested and converted to common shares	(1,682)	(1,661)	(3,343)
Forfeited	(198)	(167)	(365)
Balance, December 31, 2018	3,243	3,273	6,516
Granted	3,184	3,245	6,429
Vested and converted to common shares	(2,081)	(2,164)	(4,245)
Forfeited	(545)	(1,219)	(1,764)
Balance, December 31, 2019	3,801	3,135	6,936
(1)Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.
(2)Following closing of the business combination (note 4), holders of 0.3 million Raging River restricted awards and 0.3 million performance awards are entitled to receive Baytex common shares rather than Raging River common shares, after adjusting the quantity of awards outstanding based on the exchange ratio. The payout multiplier for the performance awards is fixed at 1.0. The fair value assigned to the service period that had occurred prior to closing was included in consideration for the business combination.

Share Options

Baytex assumed share option plans pursuant to a business combination in 2018 (note 4). No new grants will be made under the option plans.

The Company accounts for share options using the fair value method. Under this method, compensation is expensed over the vesting period for the share options, with a corresponding increase in contributed surplus.

One third of the options granted will vest on each of the first, second, and third anniversaries of the date of grant. At December 31, 2019, 2.5 million share options with a weighted average exercise price of $6.83 were outstanding. The following tables summarize the information about the share options.

(000s, except per common share amounts)	Number of options	Weighted average exercise price
Balance, December 31, 2017	—	$—
Assumed on corporate acquisition	9,187	6.63
Forfeited/Expired	(4,322)	6.57
Balance, December 31, 2018	4,865	$6.70
Forfeited/Expired	(2,390)	6.56
Balance, December 31, 2019	2,475	$6.83

	Options Outstanding			Options Exercisable
Exercise price	Number outstanding at December 31, 2019 (000s)	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable at December 31, 2019 (000s)	Weighted average exercise price
$5.00 - $7.00	1,654	0.79	$6.39	1,248	$6.42
$7.01 - $9.00	821	0.15	7.73	821	7.73
Total	2,475	0.58	$6.83	2,069	$6.94